EMIGRANT SECURITIES CORP.
       ( A wholly owned subsidiary of Emigrant Portfolio Resource Corp. )


                       Financial Statements and Schedules


                               December 31, 2001

                            [LETTERHEAD OF KPMG LLP]




                          INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholders of Emigrant Securities Corp.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emigrant Securities Corp. (the "Company") as of December 31, 2001, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the two year period then ended and for the period October 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and financial highlights for each of the years in the two year period then ended and for the period October 1, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
February 22, 2002

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Assets and Liabilities

                               December 31, 2001

                                 (in thousands)



ASSETS:

Cash                                                                                            $  3,023
Investments:
      Money market investments (cost of $15,674) (note 5)                                         15,674
      Investment in securities of unaffiliated issuers (cost of $483,625) (note 3)               487,545
      Investment in commercial real estate mortgages at fair market value
               (cost of $439,017) (note 4)                                                       447,423
                                                                                                --------

          Total investments                                                                      950,642
Other assets                                                                                       6,566
                                                                                                --------
               Total assets                                                                      960,231
                                                                                                --------

LIABILITIES:

Mortgage escrows deposits                                                                          3,567
Other liabilities                                                                                    183
                                                                                                --------
          Total liabilities                                                                        3,750
                                                                                                --------

Net assets                                                                                      $956,481
                                                                                                ========

NET ASSETS CONSIST OF:

      Common stock, $.01 par value,
          1000 shares authorized; 1000 shares issued and outstanding                            $   --
      Preferred stock, $.01 par value,
          1000 shares authorized; 925 shares issued and outstanding                                  925


      Additional paid-in capital                                                                 943,230
      Net unrealized appreciation of investments                                                  12,326
                                                                                                --------
Net assets                                                                                      $956,481
                                                                                                ========
Net asset value per share (1000 shares of $.01 par value common stock issued and outstanding)   $    956
                                                                                                ========


See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Statement of Operations

                        For Year Ended December 31, 2001

                                 (in thousands)


INVESTMENT INCOME:

      Interest Income:
          Money market investments                                    $ 3,156
          Investments securities                                       24,331
          Commercial real estate mortgages                             34,402
                                                                      -------
               Interest income                                         61,889

      Non-Interest Income:
          Commercial mortgage prepayment fee                              961
          Repurchase agreement collateral fee                              36
                                                                      -------
               Non-interest income                                        997

                                                                      -------
               Investment income                                       62,886

EXPENSES (NOTE 5):

      Investment advisory fee - ESB (note 5)                              449
      Commerical real estate mortgage advisory fee - ESB (note 5)          88
      Commerical real estate mortgage subservicing fee - EMC (note 5)     136
      Custodian fees - ESB (note 5)                                         68
      Professional fees                                                   347
      Other (note 6)                                                       32
                                                                      -------
          Expenses                                                      1,120
                                                                      -------
               Net investment income                                   61,766


REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:

      Net realized gain from investments                                1,299
      Net unrealized appreciation of investments during the year        3,835
                                                                      -------
          Net realized and unrealized gain from investments             5,134
                                                                      -------
               Net increase in net assets resulting from operations   $66,900
                                                                      =======



See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Changes in Net Assets

                 For the Years Ended December 31, 2001 and 2000


                        (in thousands, except share data)


                                                                       2001         2000
                                                                     ---------    ---------
INCREASE IN NET ASSETS FROM OPERATIONS:

      Net investment income                                          $  61,766    $  65,473
      Net realized gain from investments                                 1,299         --
      Net unrealized appreciation of investments                         3,835       18,929
                                                                     ---------    ---------
          Net increase in net assets resulting from operations          66,900       84,402
                                                                     ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS                                          (60,092)     (60,092)
                                                                     ---------    ---------
          Decrease in net assets from distribution to shareholders     (60,092)     (60,092)
                                                                     ---------    ---------


      Total increase                                                     6,808       24,310

NET ASSETS:
      Beginning of year                                                949,673      925,363
                                                                     ---------    ---------
      End of year                                                    $ 956,481    $ 949,673
                                                                     =========    =========


      See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Schedule of Investments

                               December 31, 2001

                                 (in thousands)

Principal                                                           Maturity                    Market
  Amount                                                              Date          Rate        Value
---------                                                         -------------------------------------
         INVESTMENT IN MONEY MARKET ACCOUNTS                (1.6% OF TOTAL INVESTMENTS) (COST OF $15,674)
$15,674   Special Management Account                                 n/a           Daily*       $15,674
          *(At current balance, the rate is fed funds less 20 bps)

          (Special management account aggregate cost for Federal income tax purposes is $15,674)


         INVESTMENT IN SECURITIES OF UNAFFILIATED ISSUERS   (51.3% OF TOTAL INVESTMENTS)   (COST OF $483,625)
          Corporates                      (21.1%)
 11,630     Ahmanson Hf  Wamu                                       10/1/2002        8.25%      12,089
  2,250     Bank Of New York Co Inc                                12/15/2004        8.50%       2,504
  7,500     Bear Stearns Co Inc                                    10/28/2004        7.33%       7,897
  5,000     Bear Stearns Co Inc                                     10/1/2005        6.88%       5,060
  5,000     Bear Stearns Corp                                       8/1/2002         6.45%       5,303
  9,000     Dime Bancorp Inc                                       12/19/2002        9.00%       9,491
  7,000     Dominion Resources Inc                                  9/15/2004        7.82%       7,490
  2,260     El Paso Natural Gas                                     1/15/2002        7.75%       2,262
  7,500     Ford Motor Credit Co                                    4/17/2003        3.12%       7,555
 10,000     Ford Motor Credit Co                                    3/20/2004        6.13%       9,934
 15,000     Ford Motor Credit Notes                                 3/8/2004         2.82%      14,822
 12,210     Goldman Sachs                                           2/15/2006        6.75%      12,991
 14,000     Goldman Sachs Grp                                       10/1/2005        7.25%      14,696
  1,771     Illinova Corp                                           2/1/2004         7.13%       1,792
  5,000     Johnson & Johnson                                       11/1/2024        8.72%       5,654
  3,000     Kinder Morgan Inc                                       3/1/2003         6.45%       3,082
  2,740     Kinder Morgan Inc                                       3/1/2005         6.65%       2,807
 14,000     Astoria Financial Corp                                  6/13/2002        7.00%      14,277
    835     M&T Bank Keystone Finl                                  5/15/2004        7.30%         850
  1,000     Merrill Lynch & Co                                      2/6/2004         5.70%       1,041
  1,660     Occidental Petroleum Corp                               4/1/2005         6.50%       1,721
    903     PNC Funding Corp                                        9/1/2003         6.13%         944
  4,900     PNC Funding Corp                                        6/1/2004         7.75%       5,285
 20,000     Prudential Insurance Notes                              4/15/2003        6.88%      20,668
  5,340     R&B Falcon Corp                                        12/15/2003        9.13%       5,766
  2,500     Seagull Energy                                          8/1/2003         7.88%       2,599
  1,000     Sears Roebuck Accept Corp                               3/20/2003        6.00%       1,029
  2,500     Texas Utilities Corp                                    8/16/2003        5.52%       2,526
  5,000     Tosco Corp                                              5/15/2003        8.25%       5,335
  4,000     Wachovia Corp                                           6/21/2004        6.70%       4,212
  1,500     Wachovia Corp                                           6/1/2005         6.80%       1,587
  4,000     Wells Fargo & Co                                        5/1/2002         8.75%       4,087
  1,500     Williams Cos Inc                                        12/1/2003        6.13%       1,520
  1,900     Williams Cos Inc                                       11/15/2004        6.63%       1,932
                                                                                          ------------
                                                                                               200,808
                                                                                          ------------


                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

Principal                                                           Maturity                    Market
  Amount                                                              Date          Rate        Value
---------                                                         -------------------------------------

          Trust Preferred                 (10.5%)
$10,000     Allfirst Pfd Cap Trust                                  7/15/2029        3.93%      $9,400
 15,000     Bankamerica Cap TR III                                  1/15/2027        3.00%      13,578
  6,500     Bankboston Cap TR III                                   6/15/2027        2.62%       5,965
 11,500     Central Fid Cap I                                       4/15/2027        3.43%      10,860
  2,000     Chase Capital  VI                                       8/1/2028         2.86%       1,792
 21,600     Fleet Cap Trust V                                      12/18/2028        2.90%      21,293
    674     Great Western  Wash Mutl                               12/31/2025        8.25%         676
    934     Great Western  Wash Mutl                               12/31/2025        8.25%         936
 15,000     TCI Communic / ATT Corp                                 5/31/2045       10.00%      15,048
 20,000     Zions Bancorp                                           6/15/2008        2.57%      19,800
                                                                                          ------------
                                                                                                99,348
                                                                                          ------------

          Preferred Stock                 (0.1%)
    500     Cadbury Schweppes                                       4/12/2002        8.63%         508
                                                                                          ------------
                                                                                                   508

          FHLMC ARMS                      (34.2%)
 12,936     FHLMC Pool #788871                                      6/1/2030         6.92%      13,115 **
 15,166     FHLMC Pool #788886                                      12/1/2031        5.32%      15,356 **
  6,668     FHLMC Pool #31-0014                                     12/1/2031        5.38%       6,735
                                                                                          ------------
                                                                                                35,206
                                                                                          ------------

          FNMA ARMS                       (0.8%)
  7,194     FNMA ARM Pool #356923                                   2/1/2037         6.32%       7,365 **
                                                                                          ------------
                                                                                                 7,365
                                                                                          ------------

          GNMA ARMS                       (15.2%)
  2,347     GNMA ARM Pool #80133                                   11/20/2027        3.79%       2,415 **
  8,157     GNMA ARM Pool #80150                                    1/20/2028        6.25%       8,300 **
    525     GNMA ARM Pool #80150                                    1/20/2028        6.25%         535
 11,169     GNMA ARM Pool #80185                                    4/20/2028        6.00%      11,372 **
 12,637     GNMA ARM Pool #80197                                    5/20/2028        6.00%      12,864 **
  4,594     GNMA ARM Pool #80205                                    6/20/2028        6.00%       4,676 **
    571     GNMA ARM Pool #80300                                    9/20/2029        6.00%         583 **
    158     GNMA ARM Pool #80300                                    9/20/2029        6.00%         161
 24,073     GNMA ARM Pool #80312                                    7/20/2029        6.00%      24,569 **
 63,757     GNMA ARM Pool #80319                                    9/20/2029        6.00%      65,072 **
  6,847     GNMA ARM Pool #80319                                    9/20/2029        6.00%       6,988
  6,744     GNMA ARM Pool #80551                                    9/20/2031        5.00%       6,775
                                                                                          ------------
                                                                                               144,310
                                                                                          ------------

                   **Securities sold by parent to primary government securities dealers under repurchase agreements (see note 3)

               Total investment in securities of unaffiliated issuers                          487,545
                                                                                          ------------

               (Securities aggregate cost for Federal income tax purposes is $486,969)


                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

             INVESTMENT IN COMMERC(47.1%AOFETOTAL INVESTMENTS)                                    (COST OF $439,017)
Principal                                                           Maturity                    Market
  Amount                                                              Date         Rate         Value
---------                                                         -------------------------------------


          Commercial/Mixed Use            (1.6%)
$   776     2373 Broadway Associates                                2/1/2004      7.25%     $   792
  1,400     George Lax                                              6/1/2006      7.75%       1,428
  1,424     130 West 57 Co. LLC                                     1/1/2007      8.19%       1,452
    453     130 West 57 Co. LLC                                     1/1/2007      6.50%         462
  1,325     Park Park Associates, L.L.C.                            3/1/2002      8.24%       1,341
  1,417     200 West 79th St. Realty Corp.                          4/1/2008      7.78%       1,445
    283     200 West 79th St. Realty Corp.                          4/1/2008      7.62%         289
  1,701     Wooster Parking Corp.                                   7/1/2008      7.28%       1,735
  3,218     Fortusa Realty Corp.                                    4/1/2009      7.00%       3,282
  1,315     Fortusa Realty Corp.                                    4/1/2009      8.99%       1,341
    992     Bronxville Realty Assoc.LLC                             3/1/2003      7.57%       1,012
    258     Concordia College                                       3/1/2005      8.50%         263
    255     Fordham University                                      4/1/2002      8.50%         260
                                                                                       ------------
                                                                                             15,102
                                                                                       ------------

          Hotels and Motels               (3.4%)
    528     Mrs Lillian Goldman                                    11/1/2003      6.50%         538
 25,000     Sk Realty Co, 715 Realty Co                             6/1/2002      7.75%      25,500
  6,508     Hotel Earl Realty Co L P                                2/1/2008      7.29%       6,638
                                                                                       ------------
                                                                                             32,676
                                                                                       ------------

          Improved Land                   (3.6%)
  7,990     Fifth Avenue Building Assoc                             1/1/2010      9.51%       8,150
    374     Fifth Avenue Associates                                 1/1/2010      7.08%         382
  3,038     Fifth Avenue Building Assoc                             1/1/2010      6.09%       3,098
  3,304     132 West 31St St Realty Corp                            8/1/2008      7.12%       3,370
  7,500     120 Broadway LLC                                        7/1/2009      6.50%       7,650
  4,000     111 Wall Street LLC                                     7/1/2009      6.50%       4,080
  7,500     430 Park Avenue LLC                                     8/1/2009      7.19%       7,650
                                                                                       ------------
                                                                                             34,380

          Industrial (including Warehouses)   (1.5%)
    614     Noel Levine                                             4/1/2004      8.13%         627
  2,101     Van Dam Associates                                      7/1/2003     10.00%       2,143
  1,195     Roger Realty Company                                    1/1/2005      8.97%       1,218
  1,300     1st Metropolitan Devlpmnt Corp                          7/1/2002      8.77%       1,326
    656     Usdan Associates                                        4/1/2007      9.02%         669
  2,261     Skillman Realty Co.                                     3/1/2008      7.53%       2,306
  2,995     29-01 Borden Realty Co., LLC                            5/1/2008      7.37%       3,055
  2,581     Charles B Benenson                                      8/1/2003      8.75%       2,633
                                                                                       ------------
                                                                                             13,977
                                                                                       ------------


                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)
                       Schedule of Investments (Continued)

Principal                                                           Maturity                    Market
  Amount                                                              Date         Rate         Value
---------                                                         -------------------------------------

          Lofts                           (7.8%)
$ 2,401     205 West 39th Street Company                            7/1/2009      6.88%      $2,449
    982     205 West 39th Street Company                            7/1/2009      7.50%       1,001
    756     4324 Company                                            3/1/2007      7.79%         771
    699     168 Fifth Avenue Realty Corp.                           2/1/2006      7.53%         713
  1,256     37 West 20th Company                                    1/1/2002      7.60%       1,261
  2,399     Palobueno N.V. Ltd.                                     7/1/2007      8.82%       2,447
  5,154     37th Arcade Company                                     7/1/2002      8.24%       5,257
  1,349     185 Varick Realty Corp.                                10/1/2007      7.98%       1,376
  2,083     Tenth Realty Associates                                11/1/2007      8.20%       2,125
  3,380     Walsam Twenty-Nine Company                             11/1/2007      7.94%       3,447
  2,094     KMDF LP                                                12/1/2007      8.03%       2,136
    286     KMDF LP                                                12/1/2007      8.75%         292
 15,314     GSH 520 8th Avenue LLC                                  1/1/2008      7.17%      15,621
  5,965     GSH 520 8th Avenue LLC                                  1/1/2008      7.74%       6,084
  2,723     Federation Associates LP                                6/1/2008      6.69%       2,777
  2,554     EK 17th Street LLC                                      7/1/2013      6.71%       2,575
  1,410     5421 Equities Company                                   7/1/2008      6.85%       1,439
  1,283     Central Partners, LLC                                  11/1/2008      6.76%       1,309
  1,681     Michael Baum                                           11/1/2008      6.95%       1,714
  4,262     1537 Assoc Trust F/B/O G. Levy                         11/1/2008      6.73%       4,348
  1,314     Last Gasp Realty Ltd                                    1/1/2009      6.75%       1,341
    461     Nalla Realty Corp.                                      1/1/2009      6.11%         466
  6,137     Cooper Square Associates, LLC                           6/1/2004      6.75%       6,259
  1,425     Cooper Square Associates, LLC                           6/1/2004      6.75%       1,453
  2,297     Scandia Realty Ltd Partnership                          5/1/2009      6.80%       2,343
  1,971     Joseph Wasserstein                                      7/1/2009      6.88%       2,011
    915     Broadway 13th Associates L.P.                           5/1/2008      6.88%         934
                                                                                       ------------
                                                                                             73,949
                                                                                       ------------
          Office Buildings                (17.5%)
    440     First Wilton Corp.                                      1/1/2004      9.40%         449
    897     Mrs Lillian Goldman                                    11/1/2003      6.50%         915
 10,511     230 Fifth Avenue Associates                             9/1/2008      6.85%      10,721
    746     230 Fifth Avenue Associates                             9/1/2008      6.85%         761
  4,556     Empire Associates Realty Co.                            7/1/2009      6.50%       4,648
    211     Panzel Development Associates                          10/1/2004      8.18%         215
    579     81st & 5th Realty Co.                                   1/1/2004      6.91%         590
  2,436     Estate Of Sol Goldman                                   1/1/2010      7.38%       2,485
  3,778     112 West 34th Street Assoc.                             5/1/2011      6.68%       3,854
  1,580     Marlboro Building Associates                            2/1/2003      7.08%       1,612
  4,259     1350 Broadway Associates                                5/1/2002      5.87%       4,306
  6,994     Estate Of Sol Goldman                                   1/1/2010      7.31%       7,134
  1,562     Mrs. Lillian Goldman                                   11/1/2003      6.50%       1,593
  4,545     841 Broadway Associates                                 4/1/2013      6.70%       4,593
  3,743     Union Square Associates LLC                             1/1/2009      6.70%       3,818
  3,409     5th Ave. & 46th St. Associates                          9/1/2006      8.09%       3,477
  5,280     Artf-Ny Inc                                             8/1/2003      7.04%       5,385




                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

Principal                                                           Maturity                    Market
  Amount                                                              Date         Rate         Value
---------                                                         -------------------------------------

$ 1,010     Seventh & 37th Building Assoc.                          4/1/2007      7.51%      $1,030
  5,630     10 West 47th Street Associates                          8/1/2007      8.38%       5,742
  1,010     Circle Rd Trade & Trans, LLC                            8/1/2009      8.43%       1,030
  1,576     Silverman 235, LLC                                     10/1/2012      8.37%       1,607
  1,576     222 Mamaroneck Ave. Associates                         10/1/2012      8.37%       1,607
  1,514     141 Central Ave Assoc.                                 10/1/2012      8.37%       1,544
  4,104     149 Madison LLC                                        11/1/2017      8.00%       4,186
  7,879     425 Madison Associates                                  3/1/2008      7.13%       8,037
  1,588     495 Central Avenue Corp                                 2/1/2013      7.52%       1,620
  2,278     Will-Rich Realty Corp.                                 11/1/2008      7.00%       2,324
  1,759     Chocolas LLC                                            4/1/2008      7.13%       1,795
  1,217     Fifty East Forty Second Co.                             5/1/2005      6.53%       1,241
  1,037     Carlran Associates                                      7/1/2008      7.01%       1,058
  2,806     410-22 Associates, LLC                                  8/1/2008      7.27%       2,862
  5,208     171 Madison Associates                                 10/1/2008      6.89%       5,312
    550     Post 180, LLC                                          10/1/2008      6.99%         561
  2,848     274 Madison Company                                    11/1/2008      6.61%       2,905
  4,731     501 Fifth Avenue Company                               11/1/2008      6.61%       4,826
  6,150     Tranel Inc.                                            11/1/2008      6.81%       6,273
  1,611     Silk & Halpern - 45th Realty                           12/1/2008      6.16%       1,642
  1,944     48 Mamaroneck Avenue LLC                                2/1/2009      7.00%       1,983
  1,391     Frandan Johnson, LLC                                    2/1/2009      6.95%       1,419
  3,879     Nevins Associates, L.P                                  3/1/2013      6.75%       3,957
  4,351     Flatiron Associates                                     4/1/2006      6.40%       4,438
  9,000     608 Company, LLC                                        4/1/2009      6.50%       9,180
  1,429     2035 Lakeville Road LLC                                 6/1/2014      7.00%       1,458
  9,355     H. Dale Hemmerdinger                                    6/1/2009      6.75%       9,542
 11,110     Ruth Brause & the Brause Fund                           9/1/2009      7.40%      11,332
  2,179     East-Man Trading Company, Inc                           5/1/2011      7.50%       2,223
    772     Chanin Court Co                                         2/1/2008      7.88%         787
    120     Centre Management Company                               7/1/2005      8.13%         122
  1,247     Builders Leasing Ltd Liability                          9/1/2013      6.77%       1,267
  2,406     Three O Realty                                          7/1/2009      7.23%       2,454
     20     2720 Jerome Avenue Inc.                                 4/1/2002      7.57%          20
     26     2720 Jerome Avenue Inc.                                 4/1/2002      9.04%          26
    698     3544 Jerome Ave. LLC                                   10/1/2004      8.36%         711
  1,215     264 West 35th Street Corp                               5/1/2012      8.09%       1,239
                                                                                       ------------
                                                                                            165,916
                                                                                       ------------

          Office/Retail Condominiums       (0.4%)
    696     R. John Punnett                                         1/1/2009      8.41%         710
  1,913     Third City Associates                                   8/1/2004      7.53%       1,951
  1,068     Siegel Associates                                      11/1/2009      7.86%       1,089
                                                                                       ------------
                                                                                              3,750
                                                                                       ------------



                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)




Principal                                                           Maturity                    Market
  Amount                                                              Date         Rate         Value
---------                                                         -------------------------------------

          Other                           (0.5%)
$ 1,563     261 Broadway Associates                                 5/1/2008      7.77%      $1,595
    795     Zoland Properties, Inc.                                 4/1/2009      8.47%         811
  1,896     Stratford C. Wallace                                    4/1/2004      7.25%       1,933
    378     Chase Manhattan Bank                                    6/1/2005      9.54%         385
     41     Jewish Community Center                                 4/1/2005      8.21%          42
                                                                                       ------------
                                                                                              4,766
                                                                                       ------------

          Retail Shopping                 (10.8%)
    100     Orange Associates                                       4/1/2004      8.50%         102
    881     632 Rte 17 N Corp & Junto Inv                          11/1/2005      7.78%         899
    351     The Custom Shop Dallas Corp.                            2/1/2008      8.52%         358
    573     Hal K. Negbaur                                         10/1/2008      7.03%         585
  1,516     7 Horizon Corporation                                  11/1/2005      8.69%       1,546
  1,562     Irene Duell                                             2/1/2008      7.72%       1,594
    433     Irene Stern                                             6/1/2009      7.50%         442
    829     110-122 Mamaroneck Avenue, LLC                          2/1/2011      7.55%         846
    506     Austin Street Company LLC                               2/1/2011      7.45%         517
    391     Marilyn Joy Samuels                                     3/1/2007      8.27%         399
  8,572     A.V.R. Realty Company                                   9/1/2006      8.42%       8,744
    306     Kamran Hakim                                            2/1/2012      7.59%         312
  5,712     82nd Street Operating Acct.,                            2/1/2009      7.92%       5,826
  2,907     281 Broadway Associates                                 6/1/2002      8.28%       2,965
  1,181     76 Mamaroneck Avenue Assocs                             3/1/2007      8.15%       1,205
  1,124     Marital Trst F/B/O L. Goldman                          11/1/2003      6.50%       1,146
  2,670     Estate Of Sol Goldman                                   1/1/2010      7.38%       2,723
  1,411     Sami Tekiner                                            6/1/2004      8.36%       1,439
  2,395     Jade Realty Company                                     5/1/2007      8.25%       2,443
    984     Estate Of Sol Goldman                                   1/1/2010      7.38%       1,003
    749     Marital Trust F/B/O L. Goldman                         11/1/2003      6.50%         764
  6,490     The Beekman Estate &                                    2/1/2005      8.40%       6,620
  2,328     Glen Cove Shopping Center, Inc                          9/1/2002      8.52%       2,375
    331     Glen Cove Shopping Center, Inc                          9/1/2002      8.52%         338
  2,723     RB White Plains Associates LLC                         12/1/2005      8.12%       2,777
  1,787     Northern & Parsons, LLC.                                4/1/2006      7.48%       1,823
  1,855     HRE Properties                                          3/1/2007      7.99%       1,892
  1,844     Marital Trust F/B/O L. Goldman                          6/1/2007      7.89%       1,881
    838     2 Park Place Corp.                                      5/1/2007      8.18%         854
  4,700     Imperial Sterling Ltd.                                 12/1/2007      7.92%       4,794
  4,687     Urstadt Biddle Properties, Inc                         11/1/2007      7.79%       4,781
    461     275 Mamaroneck Ave, LLC                                 3/1/2013      7.43%         471
  1,341     Acme Realty                                             4/1/2008      7.31%       1,368
  1,812     Bay Auto Mall Corp.                                     4/1/2008      7.22%       1,849
  2,584     Lawnside Realty Corp.                                   4/1/2008      7.16%       2,636




                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)





Principal                                                           Maturity                    Market
  Amount                                                              Date         Rate         Value
---------                                                         -------------------------------------

$ 1,205     Lindenwood Center LLC                                   7/1/2008      7.27%      $1,229
  4,260     An Armful Corp                                          8/1/2008      7.07%       4,345
  2,051     V.G.R Associates, LLC                                   9/1/2008      6.74%       2,092
  2,001     Emil Mosbacher Real Estate LLC                         10/1/2013      7.01%       2,041
  1,521     Allerton Associates LLC                                12/1/2008      7.01%       1,552
  1,910     H.O.S.T. Properties                                     3/1/2009      7.00%       1,949
  2,102     Greenwich Ave Ltd Partnership                           3/1/2009      7.00%       2,144
    964     76-01 37th Ave. Realty Corp.                            8/1/2009      7.25%         983
  1,200     Herricks Mineola, LLC                                   9/1/2009      6.50%       1,224
  1,077     William N. Segal                                        7/1/2011      8.13%       1,098
    421     William N. Segal                                        7/1/2011      8.13%         430
    104     Paula C Rand                                            7/1/2005      8.13%         106
    242     Pa-Fla Plaza Ltd                                        8/1/2002      8.50%         246
  1,432     Duba Limited Partnership                                9/1/2007      7.00%       1,461
     83     Albert J Cirigano Sr                                   10/1/2004      8.25%          85
    496     Man Chang Chiang                                        1/1/2004      8.50%         506
    983     Classic Holding Company                                 4/1/2014      6.90%       1,003
     71     WGP Realty                                              3/1/2002      8.13%          71
      5     National Properties                                    12/1/2001      8.13%           5
     18     East 170 Street Realty Corp                             1/1/1994     12.00%          18
     36     51 Front Street Corp                                   10/1/2006      6.75%          37
    836     122 WPR Corporation                                     1/1/2005      8.99%         852
  2,651     Pearl River Center Associates                           9/1/2009      7.00%       2,704
  6,308     Urstadt Biddle Properties                               3/1/2010      7.78%       6,409
                                                                                       ------------
                                                                                            102,907
                                                                                       ------------

               Total investment in commercial real estate mortgages                         447,423
                                                                                       ------------

               (Commercial real estate mortagages aggregate cost for Federal income tax purposes is $438,824)

                   Total Investments                           (TOTAL COST OF $938,316)    $950,642
                                                                                       ============

               (Total aggregate cost for Federal income tax purposes is
                $941,467)

See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
         (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)


                              Financial Hightlights


                    For a share of capital stock outstanding


               For the Years Ended December 31, 2001 and 2000 and the Period October 1, 1999 (Commencement of Operations) to December 31, 1999


                                                                            2001                   2000                    1999
                                                                            ----                   ----                    ----
      Net Asset Value, Beginning of Period                               $ 949,673              $ 925,363              $       -

      Income From Operations:
          Net investment income                                             61,766                 65,473                 16,150
          Net realized and unrealized gain                                   5,134                 18,929                (10,438)
                                                                         ---------              ---------              ---------
               Total income from operations                                 66,900                 84,402                  5,712
                                                                         ---------              ---------              ---------

      Distributions to shareholders                                        (60,092)               (60,092)               (15,023)
                                                                         ---------              ---------              ---------

      From Capital Transactions
          Preferred stock issued                                                 -                      -                    925
          Capital contributed for common stock                                   -                      -                933,749
                                                                         ---------              ---------              ---------
               Total from capital transactions                                   -                      -                934,674
                                                                         ---------              ---------              ---------

      Net Asset Value, End of Period                                     $ 956,481              $ 949,673              $ 925,363
                                                                         =========              =========              =========

      Total Return                                                           6.98%                  9.03%                  0.61% (a)
                                                                         =========              =========              =========

      Net Assets, End of Period (millions)                                   $ 956                  $ 950                  $ 925
                                                                         =========              =========              =========

      Net Investment Income to Average Net Assets                            6.44%                  7.01%                  6.92% (b)
                                                                         =========              =========              =========

      Expenses to Average Net Assets                                         0.12%                  0.12%                  0.05% (b)
                                                                         =========              =========              =========

      Portfolio Turnover Rate                                                   6%                     0%                     0%
                                                                         =========              =========              =========


      (a) Total return not annualized, as it may not be representative of the total return for the year.
      (b) Annualized

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2001 and 2000


(1)   NATURE OF OPERATIONS AND BASIS OF PRESENTATION

      Emigrant Securities Corp. (the "Company") was incorporated in the State of Delaware on August 12, 1999 and commenced operations on October 1, 1999 as a newly organized, diversified, closed-end management investment company. The Company is a wholly owned subsidiary of Emigrant Portfolio Resource Corp. (the "Parent"), which is a wholly owned subsidiary of Emigrant Savings Bank ("ESB"). ESB is a wholly owned subsidiary of Emigrant Bancorp, Inc. The Company was capitalized through the issuance of 1,000 shares of Common Stock to the Parent and 125 shares of cumulative non-redeemable preferred stock issued through a private placement. Additionally, the Parent holds 800 shares of preferred stock. The Parent contributed money market investments, investment securities and commercial real estate mortgages as consideration for the Company's common stock shares at fair value.

      By letters dated September 11, 2000 and December 20, 2000, the Company received comments from the staff of the United States Securities and Exchange Commission (the "SEC") regarding the Company's eligibility to continue as a registered investment company under the Act. The Company's counsel has responded to the SEC's letters by letters dated October 11, 2000 and January 24, 2001. In the event the Company is not permitted to continue to be registered, the Company would have to determine whether to operate as an unregistered company, to liquidate the company or to consider other corporate alternatives. However, as an unregistered company, the Company's tax status would be different.



(2)      SIGNIFICANT ACCOUNTING POLICIES

      The statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts at the date of this statement. Actual results could differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the company in the preparation of its financial statements.





                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2001 and 2000


         SECURITIES - Securities are carried at fair value based on market prices obtained from an independent pricing service. All securities in the portfolio are recorded on a trade date basis. All gains and losses on the sale of securities are calculated by using the specific identification method.


         COMMERCIAL REAL ESTATE MORTGAGE INVESTMENTS - The mortgages are carried at fair value which is based on a discounted cash flow analysis utilizing current market interest rates, the credit worthiness of the borrower and the possibility of loan prepayment. The underlying collateral of the mortgages is nonresidential real estate.


         INTEREST INCOME - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.


         INCOME AND GAINS - Income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. At December 31, 2001, reclassifications were made to the Company's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment income amounting to $3.0 million was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.


         DIVIDENDS - Dividends to shareholders are recorded on the declaration date.


         FEDERAL INCOME TAXES - The Company intends to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.




                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2001 and 2000


(3)  INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS


      The aggregate principal payments received for the year ended December 31, 2001 were $ 177.0 million. The purchases and sales of securities during the year were $341.8 million and $53.0 million, respectively. The unrealized appreciation and depreciation at December 31, 2001 were $5.5 million and $1.6 million, respectively, for a net unrealized appreciation of $3.9 million.

      At December 31, 2001, $166 million of securities were sold by its Parent to primary government securities dealers under repurchase agreements. The securities sold are maintained as assets of the Company and the proceeds under the repurchase agreement were recorded on the accounts of the Parent. All repurchase agreements mature within three months. Repayment of the repurchase agreements have been guaranteed by the Parent. Therefore, the return of the securities is based on the credit worthiness of the Parent.



(4)   INVESTMENTS IN COMMERCIAL REAL ESTATE MORTGAGES

      The aggregate proceeds received from principal repayments for the year ended December 31, 2001 were $27.5 million (including $20.1 million from prepayments). During the year, there were $7.0 million in commercial real estate mortgages issued and none sold. The unrealized appreciation and depreciation at December 31, 2001 were $10.0 million and $1.6 million, respectively, for a net unrealized appreciation of $8.4 million.



 (5)   RELATED PARTY TRANSACTIONS

      The Company has entered into various transactions with related parties during the period. The significant transactions are summarized as follows:

      o The Company reimburses ESB for operating expenses paid to outside vendors by ESB on behalf of the Company.




                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                           December 31, 2001 and 2000



      o ESB provides administrative services to the Company, including accounting and investment advisory, as well as certain loan subservicing by Emigrant Mortgage Company ("EMC"), another wholly owned subsidiary of ESB. The costs for such services for the year ended December 31, 2001 were $741,000 (including $136,000 of subservicing costs to EMC), and are paid monthly. The subservicing fees paid to EMC are calculated at an annual rate of 3 basis points of the prior month end commercial real estate mortgage balance.

      o At December 31, 2001, the Company held $15,674 of money market investments with its Parent.



(6)   STATEMENT OF AGGREGATE REMUNERATION

      For the year ended December 31, 2001, the aggregate remuneration paid by the Company to all directors for regular compensation was $11,000 and no compensation was paid to officers. No special compensation was paid to any director.